Pension Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 287,000			$ 238,000
Prepaid pension	67,000			85,000
Fair value of plan assets	452,000			411,000
Accumulated other comprehensive loss	(94,000)			(66,000)
Net periodic benefit cost	1,000			2,000	$ 1,000
Defined benefit plan, expected contribution in 2021	0
Expected future benefit payments from 2021 to 2025	1,000
Expected future benefit payments from 2026 to 2030	$ 23,000
Hong Kong
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	5.00%	5.00%	5.00%
Pension Plan | Operating Expenses
Defined Benefit Plan Disclosure [Line Items]
Total amount of defined contribution pension expenses	$ 187,000			$ 187,000	$ 210,000
Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	2.00%	2.00%	2.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	45 months	45 months	45 months
Maximum | Taiwan | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 316	$ 9,000
Maximum | Hong Kong | Monthly Payment
Defined Benefit Plan Disclosure [Line Items]
Maximum monthly contribution for each employee	$ 193		$ 1,500
Minimum | Pension Plan | Taiwan
Defined Benefit Plan Disclosure [Line Items]
Percentage of salaries and wages contributed	6.00%	6.00%	6.00%
For each of first 15 years of service
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	2 months	2 months	2 months
For each year of service thereafter
Defined Benefit Plan Disclosure [Line Items]
Lump sum retirement benefit, equivalent months of pensionable salary	1 month	1 month	1 month